1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012
Summary Of Significant Accounting Policies Details 4
Balance at beginning of period	$ 25,000	$ 25,000	$ 25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$ 25,000	$ 25,000	$ 25,000